Other Accounts Payables	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Accounts Payables Explanatory [abstract]
OTHER ACCOUNTS PAYABLES

Note 13: - Other Accounts Payables

a.	Composition:

	December 31,
	2020	2019
	U.S. Dollars in thousands

Employees and payroll accruals	$7,031	$5,669
Government grants (b)	222	-
Accrued Expenses and Others	294	142

Total Other Accounts Payables	$7,547	$5,811

b.	Government grants:

December 31,
2020
U.S. Dollars in thousands

Presented in the statement of financial position and Profit or Loss and Other Comprehensive Income:

Current Assets	$184
Current liability	222
Royalties paid during the year	-
Expense (income) carried to profit or loss	(279)